Equity (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Accumulated realized and unrealized gain (loss) on available-for-sale securities, net	$ 1	$ (94)	$ (58)
Accumulated foreign currency translation adjustments	(351)	(6,057)	115
Accumulated unrealized gain on derivative instruments, net	26	26	26
Total other comprehensive income (loss)	$ (324)	$ (6,125)	$ 83